NET LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose	$ 0	$ 0
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 2,300	$ 3,600